Accounts and Other Receivables (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at Beginning of Period	$ 38,000		$ 36,000		$ 20,000
Charged to Costs and Expenses	43,000		36,000		24,000
Deductions	(38,000)	[1]	(34,000)	[1]	(8,000)	[1]
Balance at End of Period	$ 43,000		$ 38,000		$ 36,000

[1]	Reflects receivables written-off as uncollectible.